Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000081597 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[1]
C000081597 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000081597 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000081597 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%	[1]
C000081597 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[1]
C000081597 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000081597 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%
C000081597 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000081597 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081597 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000081597 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081597 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000081597 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000081597 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000081598 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[2]
C000081598 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
C000081598 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
C000081598 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%	[2]
C000081598 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[2]
C000081598 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000081598 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%
C000081598 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000081598 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081598 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000081598 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081598 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000081598 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000081598 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000171409 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[3]
C000171409 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
C000171409 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000171409 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%	[3]
C000171409 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[3]
C000171409 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000171409 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%
C000171409 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000171409 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171409 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000171409 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171409 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000171409 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000171409 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000081600 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[4]
C000081600 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[4]
C000081600 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000081600 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%	[4]
C000081600 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[4]
C000081600 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000081600 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%
C000081600 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000081600 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081600 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000081600 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081600 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000081600 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000081600 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000042234 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000042234 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[5]
C000042234 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[5]
C000042234 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	68.90%	[5]
C000042234 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000042234 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000042234 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000042234 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000042234 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000042234 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042234 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000042234 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.80%
C000042234 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000042234 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042234 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000042234 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000042234 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000042234 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000042234 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000042234 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000042234 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
C000042234 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000042236 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000042236 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[6]
C000042236 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[6]
C000042236 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	68.90%	[6]
C000042236 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000042236 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[6]
C000042236 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000042236 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000042236 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000042236 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042236 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000042236 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.80%
C000042236 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000042236 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042236 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000042236 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000042236 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000042236 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000042236 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000042236 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000042236 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
C000042236 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000171408 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000171408 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[7]
C000171408 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[7]
C000171408 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	68.90%	[7]
C000171408 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000171408 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[7]
C000171408 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171408 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171408 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171408 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171408 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171408 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.80%
C000171408 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000171408 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171408 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000171408 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000171408 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000171408 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000171408 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000171408 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000171408 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
C000171408 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000042237 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000042237 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[8]
C000042237 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[8]
C000042237 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	68.90%	[8]
C000042237 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000042237 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000042237 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000042237 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000042237 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000042237 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042237 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000042237 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.80%
C000042237 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000042237 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042237 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000042237 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000042237 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000042237 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000042237 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000042237 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000042237 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
C000042237 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[8]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.